Net income / (loss) per share attributable to the Company	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net Loss per Share Attributable to the Company
2.
Net (loss) / income per share attributable to the Company

The Company uses the treasury stock method of calculating diluted net income / (loss) per share attributable to the Company. For the year ended December 31, 2025 and 2023 we excluded all potentially dilutive restricted stock units, stock options, and warrants in calculating diluted net loss per share attributable to the Company as the effect was antidilutive. For the years ended December 31, 2024, we excluded all potentially dilutive stock options and warrants as the effect was antidilutive.

The following table sets forth the computation of the Company’s basic and diluted net (loss) / income per ordinary share attributable to the Company.

	Year ended December 31,
	2025	2024	2023
Numerator
Net (loss) / income - basic	$(182,507)	$22,160	$(20,251)
Net (loss) / income - diluted	$(182,507)	$22,160	$(20,251)
Denominator
Weighted average shares – basic	58,070,416	60,884,122	61,434,238
Weighted average shares – diluted (1)	58,070,416	61,896,518	61,434,238
Net (loss) / income per share
Basic	$(3.14)	$0.36	$(0.33)
Diluted	$(3.14)	$0.36	$(0.33)

(1)
The denominator used in the calculation of diluted net income per share for the year ended December 31, 2024 has been adjusted to include an additional 1,012,396 shares representing the dilutive effect of restricted stock units.